Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

(In $ million)	Land	Buildings and improvements	Plant and equipment	Capital work in progress	Leased assets	Total
As of December 31, 2019
Cost	146	898	5,157	451	430	7,082
Accumulated depreciation	—	(472)	(3,154)	—	(82)	(3,708)
Accumulated impairment losses	(7)	(5)	(75)	(1)	(9)	(97)
Carrying amount as of December 31, 2019	139	421	1,928	450	339	3,277
As of December 31, 2018
Cost	163	932	5,190	416	29	6,730
Accumulated depreciation	—	(474)	(3,158)	—	(14)	(3,646)
Accumulated impairment losses	—	(2)	(61)	—	—	(63)
Carrying amount as of December 31, 2018	163	456	1,971	416	15	3,021
Carrying amount as of January 1, 2019	163	456	1,971	416	15	3,021
Recognition of right-of-use assets on adoption of IFRS 16	—	—	—	—	357	357
Additions	—	—	—	602	119	721
Capitalization of borrowing costs	—	—	—	6	—	6
Disposals	—	(4)	(7)	(1)	(27)	(39)
Depreciation for the year	—	(47)	(371)	—	(91)	(509)
Impairment losses, net of reversals	(8)	(5)	(49)	(3)	(8)	(73)
Transfers to assets held for sale	(16)	(28)	(108)	(32)	(24)	(208)
Other transfers	—	48	493	(538)	(2)	1
Effect of movements in exchange rates	—	1	(1)	—	—	—
Carrying amount as of December 31, 2019	139	421	1,928	450	339	3,277
Carrying amount as of January 1, 2018	170	472	1,965	300	16	2,923
Additions	—	—	—	564	1	565
Capitalization of borrowing costs	—	—	—	7	—	7
Disposals	—	—	(3)	—	—	(3)
Depreciation for the year	—	(50)	(370)	—	(2)	(422)
Impairment losses, net of reversals	—	(3)	(28)	—	—	(31)
Other transfers	(6)	39	417	(454)	—	(4)
Effect of movements in exchange rates	(1)	(2)	(10)	(1)	—	(14)
Carrying amount as of December 31, 2018	163	456	1,971	416	15	3,021

Depreciation expense related to property, plant and equipment is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2019	2018	2017
Cost of sales	466	387	382
Selling, marketing and distribution expenses	—	—	—
General and administration expenses	16	10	7
Discontinued operations	27	25	30
Total depreciation expense	509	422	419

During the year ended December 31, 2019, the Group incurred $73 million of impairment losses, net of reversals (2018: $31 million; 2017: $10 million). The recognition and reversal of impairment charges is included in net other income (expenses) in the statements of comprehensive income as a component of profit or loss.

The carrying amounts of the Group’s right-of-use assets and amount of depreciation expense recorded during the period are set out below:

	Right-of-use assets
(In $ million)	Real estate	Non-real estate	Total
Carrying amount as of December 31, 2019	280	59	339
Depreciation expense in continuing operations for the year ended December 31, 2019	73	18	91

Refer to note 20 for details of lease liabilities.

Refer to note 16 for details of security granted over certain property, plant and equipment and other assets.